Shareholder Report, Line Graph (Details) 1014045_Franklin Systematic Style Premia ETF_Single Class_TSR Annual {Single Class} - USD ($)								12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Dec. 18, 2019	Mar. 31, 2026
Franklin Systematic Style Premia ETF
Account Value [Line Items]
Line Graph and Table Measure Name								Franklin Systematic Style Premia ETF (NAV)
Accumulated Value	$ 11,251	$ 10,833	$ 9,604	$ 9,313	$ 8,460	$ 9,266	$ 10,000	$ 12,796
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000 Index
Accumulated Value	18,236	17,008	13,154	14,389	12,856	7,910	10,000	$ 21,534
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Index
Accumulated Value	10,112	9,641	9,481	9,957	10,388	10,315	10,000	$ 10,552
ICE BofA U.S. 3-Month Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofA U.S. 3-Month Treasury Bill Index
Accumulated Value	$ 11,410	$ 10,869	$ 10,328	$ 10,076	$ 10,069	$ 10,057	$ 10,000	$ 11,866